American Beacon Retirement Income and Appreciation Fund

Supplement dated May 12, 2015
to the
Prospectus dated February 27, 2015
The information below supplements the Prospectus dated February 27, 2015 and is in addition to any other supplement(s):

Effective as of May 15, 2015, in the American Beacon Retirement Income and Appreciation summary section, under "Management", sub-section "Portfolio Managers" for Calamos Advisors LLC, all references to Steve Klouda are deleted.  In the "Fund Management" section- "The Sub-Advisors" for Calamos Advisors LLC, all references to Steve Klouda are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Retirement Income and Appreciation Fund

Supplement dated May 12, 2015
to the
Statement of Additional Information dated February 27, 2015
The information below supplements the Statement of Additional Information dated February 27, 2015 and is in addition to any other supplement(s):

Effective May 15, 2015, in the "Portfolio Managers" section for Calamos Advisors LLC, all references to Steve Klouda are deleted.

******************************************************************************************************************************************************************
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE